INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of income tax payables
Current income tax payable consisted of the following items as of December 31:

	2022	2021

Current tax payable	47	70
Uncertain tax provisions	133	158
Total income tax payable	180	228
In addition to above balance of uncertain tax provisions we have also recognized uncertain tax provisions which have been directly offset with available losses.

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2022	2021	2020

Current income taxes
Current year	271	273	333
Adjustments in respect of previous years	10	47	(5)
Total current income taxes	281	320	328

Deferred income taxes
Movement of temporary differences and losses	(50)	38	46
Changes in tax rates	(4)	—	—
Changes in recognized deferred tax assets*	(117)	—	(32)
Adjustments in respect of previous years	(5)	(21)	5
Other	(36)	7	(68)
Total deferred tax expense / (benefit)	(212)	24	(49)

Income tax expense	69	344	279
*In 2022, the increase of deferred tax assets is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands of (25.8%) (in 2020 and 2021 the statutory rate was 25.0%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2022	2021	2020	Explanatory notes

Profit / (loss) before tax from continuing operations	802	464	373
Income tax benefit / (expense) at statutory tax rate (25.8%)	(207)	(116)	(93)

Difference due to the effects of:
Different tax rates in different jurisdictions	45	(5)	(19)
Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25.8% (25.0% in 2021 & 2020). Profitability in countries with lower tax rates (i.e. Kazakhstan, Ukraine) has a positive impact on the effective tax rate, offset with profitability in countries with higher rate (i.e. Pakistan, Bangladesh).

Non-deductible expenses	(46)	(35)	(89)	The Group incurs certain expenses which are non-deductible in the relevant jurisdictions. In 2022, such expenses mainly include intra-group expenses (i.e. interest on internal loans), certain non-income tax charges (i.e. minimum tax regimes) and other. In 2021, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges (i.e. minimum tax regimes) and intra-group expenses (i.e. interest on internal loans).
Non-taxable income	11	(3)	16	The Group earns certain income which is non-taxable in the relevant jurisdiction. In 2022, non-taxable income is mainly driven by reversal of previously unrecognized management fees in Uzbekistan. In 2020, non-taxable income included the revaluation of contingent consideration liability, as well as a gain relating to the settlement in connection with the dispute concerning the sale of Telecel Globe Limited.
Adjustments in respect of previous years	(6)	(25)	1
In 2022, the effect of prior year adjustments mainly relates to tax return true-ups and introduction of 4% Super tax in Pakistan which had a retrospective impact on 2021. In 2021, the effect of prior years’ adjustments mainly relates to corrections in prior year filings in Pakistan, as part of the Alternative Dispute Resolution Committee process.

Movements in (un)recognized deferred tax assets	117	(76)	(55)
Movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized. In 2022, the movements primarily relates to holding entities in the Netherlands and deferred tax asset recognition on previously unrecognized losses in Bangladesh of US$108. The increase of deferred tax assets in Bangladesh is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.

Withholding taxes	38	(73)	(49)
Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2022, the net WHT benefit of US$38 comprising of reversal of WHT provided for as a deferred tax on outside basis during 2022 on the dividends planned to be paid out in 2023 mainly relating to Ukraine and Russia. In 2021, expenses relating to withholding taxes were primarily influenced by dividends from Pakistan, Ukraine and Uzbekistan.

Uncertain tax positions	(25)	(7)	(4)	The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). During 2022, provisions were made for a dispute in Italy. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.
Change in income tax rate	4	—	—
Changes in tax rates impact the valuation of existing deferred tax assets and liabilities on temporary differences. In 2022, the statutory tax rate in Pakistan increased by 4% resulting in the total tax charge of 33%.

Other	—	(4)	13	In 2021, the amount of US$(4) relates to various permanent differences.

Income tax benefit / (expense)	(69)	(344)	(279)

Effective tax rate	8.6%	74.1%	74.8%

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2022	2021

Deferred tax assets	274	228
Deferred tax liabilities	(36)	(115)

Net deferred tax position	238	113

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2022:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(100)	(45)	35	28	(82)
Intangible assets	36	59	(13)	(23)	59
Trade receivables	32	(20)	7	2	21
Provisions	17	7	(7)	(2)	15
Accounts payable	90	32	(65)	(21)	36

Withholding tax on undistributed earnings	(98)	69	—	—	(29)

Tax losses and other balances carried forwards	2,626	41	(3)	(64)	2,600
Non-recognized deferred tax assets	(2,498)	57	—	46	(2,395)

Other	8	12	—	(7)	13

Net deferred tax positions	113	212	(46)	(41)	238
The following table shows the movements of net deferred tax positions in 2021:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(274)	31	101	42	(100)
Intangible assets	(14)	33	19	(2)	36
Trade receivables	43	7	(15)	(3)	32
Provisions	28	2	(6)	(7)	17
Accounts payable	140	8	(24)	(34)	90

Withholding tax on undistributed earnings	(60)	(39)	—	1	(98)

Tax losses and other balances carried forwards	2,221	34	1	370	2,626
Non-recognized deferred tax assets	(2,025)	(88)	—	(385)	(2,498)

Other	—	(12)	15	5	8

Net deferred tax positions	59	(24)	91	(13)	113

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2022	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(410)	(410)
Recognized DTA	—	—	—	159	159

Non-recognized losses	—	—	(853)	(8,528)	(9,381)
Non-recognized DTA	—	—	213	2,144	2,357

Other credits carried forwards expiry
Recognized credits	(1)	(45)	—	—	(46)
Recognized DTA	1	45	—	—	46

Non-recognized credits	—	—	—	(147)	(147)
Non-recognized DTA	—	—	—	38	38

As of December 31, 2021	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(15)	—	—	(174)	(189)
Recognized DTA	3	—	—	50	53

Non-recognized losses	—	—	(707)	(8,553)	(9,260)
Non-recognized DTA	—	—	169	2,192	2,361

Other credits carried forwards expiry
Recognized credits	(2)	(73)	—	—	(75)
Recognized DTA	2	73	—	—	75

Non-recognized credits	—	—	—	(567)	(567)
Non-recognized DTA	—	—	—	137	137